Deconsolidation (Details) - USD ($)	1 Months Ended		3 Months Ended			12 Months Ended
	Sep. 30, 2016	Apr. 30, 2016	Jun. 30, 2017	Mar. 31, 2017	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015	Dec. 31, 2014
Schedule of Deconsolidation [Line Items]
Cash consideration							$ 23,836,195	$ 8,463,170
Noncontrolling investment, percentage						59.83%
Gain on interest sold retained noncontrolling investment						$ 738,449
Proceeds from transfer of equity method investment						$ 350,181		12,765,427
Equity method investments, fair value disclosure								$ 985,586
CFO Zhongcheng [Member]
Schedule of Deconsolidation [Line Items]
Deconsolidation, ownership percentage disposed								100.00%
Cash consideration								$ 9,322,850
Gain on interest sold retained noncontrolling investment								$ 9,161,948
CFO Fenxin [Member]
Schedule of Deconsolidation [Line Items]
Deconsolidation, ownership percentage disposed		100.00%
Cash consideration		$ 21,675,518
Noncontrolling investment, percentage		10.00%
Cost method investments, fair value disclosure		$ 807,265
Gain on interest sold retained noncontrolling investment		$ 22,445,303
CFO Meining [Member]
Schedule of Deconsolidation [Line Items]
Equity method investment, ownership percentage		90.00%
Two Insignificant Affiliates [Member]
Schedule of Deconsolidation [Line Items]
Gain on interest sold retained noncontrolling investment							319
Equity method investment, ownership percentage					70.25%
CFO Securities Consulting [Member]
Schedule of Deconsolidation [Line Items]
Noncontrolling investment, percentage								10.00%
Cost method investments, fair value disclosure								$ 477,393
Equity method investment, ownership percentage								90.00%
CFO Aishang [Member]
Schedule of Deconsolidation [Line Items]
Noncontrolling investment, percentage								40.00%
Gain on interest sold retained noncontrolling investment								$ 837,853
Equity method investment, ownership percentage								55.00%
Equity method investment, ownership transferred percentage								15.00%
Proceeds from transfer of equity method investment								$ 3,861
Equity method investments, fair value disclosure								$ 985,586
CFO Henghui [Member]
Schedule of Deconsolidation [Line Items]
Cash consideration					$ 710,659
Cost method investments, fair value disclosure							3,921,387
Gain on interest sold retained noncontrolling investment							202,363
Equity method investment, ownership percentage					57.07%
Proceeds from transfer of equity method investment					$ 3,800
iSTAR Wealth Management [Member]
Schedule of Deconsolidation [Line Items]
Cash consideration	$ 3,002,628						2,835,782
Gain on interest sold retained noncontrolling investment							$ 2,245,827
Equity method investment, ownership percentage	85.00%
Description of gain on interest sold retained noncontrolling investment						(i) The fair value of the consideration transferred, (ii) the fair value of any retained noncontrolling investment in the former affiliated company on the date the affiliated company was deconsolidated, if any, (iii) the carrying amount of any noncontrolling interest in the former subsidiary (including any accumulated other comprehensive income or loss attributable to the noncontrolling interests) on the date the subsidiary is deconsolidated, and (iv) the carrying amount of any noncontrolling interest in the former affiliated company on the date the affiliated company was deconsolidated, if applicable; and the carrying amount of the former affiliated company's net assets.
Stockstar Asset Management [Member]
Schedule of Deconsolidation [Line Items]
Cash consideration				$ 1,451,723
Noncontrolling investment, percentage				100.00%
Gain on interest sold retained noncontrolling investment						$ 1,080
CFO Zhengjin Qingdao [Member]
Schedule of Deconsolidation [Line Items]
Cash consideration			$ 159,907
Noncontrolling investment, percentage			59.83%
Gain on interest sold retained noncontrolling investment						$ 1,259,044